CONCENTRATION OF CREDIT RISK (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Denominated in RMB
CONCENTRATION OF CREDIT RISK
Cash and cash equivalents, restricted cash and short-term investments	¥ 3,035,742	¥ 1,106,546